Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 14 — RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2023 and 2022 and transactions for the years ended December 31, 2023, 2022 and 2021 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Zhongshan Dimaike Environmental Technology Co., Ltd. (“Dimaike”)*	An entity controlled by the Company’s shareholders
Zhongshan Lvduosen Machinery Manufacturing Co., Ltd. (“Lvduosen”)*	An entity partially owned by the Company’s shareholders
Zhongshan Xuanrui Cutting Tools Technology Co., Ltd. (“Xuanrui”)	An entity partially owned by the Company’s shareholders
Shenzhen Zaijiede Solid-Waste Disposal Co., Ltd. (“Zaijiede”)	An entity controlled by the Company’s shareholders.
Harden Industries Ltd.	An entity controlled by the Company’s shareholders.

*	It was previously known as Zhongshan Demark Environmental Technology Co., Ltd. (“Demark”).

*	It was previously known as Zhongshan Daosen Machinery Co., Ltd. (“Daosen”).

(2)	Accounts receivable from a related party

	December 31, 2023	December 31, 2022
Zaijiede	$172,974	$475,781
Total	$172,974	$475,781

(3)	Sales to a related party

	For the years ended December 31,
	2023	2022	2021
Zaijiede	$89,478	$114,154	$1,130,094
Total	$89,478	$114,154	$1,130,094

For the years ended December 31, 2023, 2022 and 2021, the Company sold certain wood and green cutting shredders and related parts to Zaijiede. During the year ended December 31, 2023, the Company provided a rebate to the customer of $135,635 for the prior year sales based on negotiation. The related sales represented approximately 0.4%, 0.4% and 4% of the Company’s revenue for the years ended December 31, 2023, 2022 and 2021, respectively.

(4)	Advance to related parties suppliers

Advance to related parties suppliers consisted of the following:

	December 31, 2023	December 31, 2022
Lvduosen	$403,730	$368,711
Xuanrui	299,015	269,971
Dimaike	110,902	165,109
Total	$813,647	$803,791

(5)	Purchases from related parties

For the years ended December 31, 2023, 2022 and 2021, the Company purchased raw materials from Lvduosen, Xuanrui and Dimaike.

	For the years ended December 31,
	2023	2022	2021
Purchases from related parties
Lvduosen(1)	$928,844	$1,085,233	$1,265,837
Xuanrui(2)	815,785	1,073,656	704,700
Dimaike(3)	773,046	1,227,335	1,208,555
Total	$2,517,675	$3,386,224	$3,179,092

(1)	For the years ended December 31, 2023, 2022 and 2021, the Company purchased conveyor in the amount of $928,844, $1,085,233 and $1,265,837 from Lvduosen, respectively. The purchase from Lvduosen accounted for approximately 7%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.

(2)	For the years ended December 31, 2023, 2022 and 2021, the Company purchased production parts in the amount of $815,785, $1,073,656 and $704,700 from Xuanrui, respectively. The purchase from Xuanrui accounted for approximately 6%, 6% and 4% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.

(3)	For the years ended December 31, 2023, 2022 and 2021, the Company purchased hydraulic pump and related parts in the amount of $773,046, $1,227,335 and $1,208,555, respectively, from Dimaike to manufacture hydraulic-drive shredders. The purchase from Dimaike accounted for approximately 5%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.

(6)	Due to related parties

Due to related parties	December 31, 2023	December 31, 2022
Jiawen Miao	$2,572,909	$2,567,950
Harden Industries Ltd.	80,780	64,780
Fan Zhang	46,464	47,850
Total	$2,700,153	$2,680,580

In May 2021, Harwell Technologies Ltd. (100% owned subsidiary of the Company) signed a loan agreement with Jiawen Miao to obtain an aggregate of $2,334,500 loan (or RMB 16.1 million) to acquire all the equity interests of Harden Machinery from its existing shareholders. The loan was subsequently extended to December 31, 2023. Unpaid loan and interest amounted to $2,572,909 and $2,567,950 as of December 31, 2023 and 2022, respectively. Interest expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $79,566, $239,246 and $26,316, respectively, and interest rate per annum for the years ended December 31, 2023, 2022 and 2021 were 3.5%, 10% and 9.6%, respectively. Subsequently, in March 2024, we repaid $2,028,198 (RMB 14.4 million) to Jiawen Miao. The remaining loan balance and interest is expected to be repaid in December 2025.

As of December 31, 2023 and 2022, the Company had due to Harden Industries Ltd. of $80,780 and $64,780, respectively, which were interest-free working capital loans due on demand. As of December 31, 2023 and 2022, the Company had due to Fan Zhang of $46,464 and $47,850, respectively, which were interest-free working capital loans due on demand.